Schedule of Weighted Average Common Stock Equivalents were Excluded from Calculation of Diluted Net Loss per Share (Detail) - Weighted Average [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Option [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	924,706	907,485	615,045	424,160
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	196,419	241,096
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	317,562
Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share			2,641,602
Convertible Preferred Stock (If Converted) [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share		14,183,564	14,015,016	14,183,535